Voya Solution Conservative Portfolio Expense Example - Voya Solution Conservative Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 118
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	669
Expense Example, with Redemption, 10 Years	1,482
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	900
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	305
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	1,195
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,368